OTHER NON-OPERATING (LOSS)/INCOME (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 15, 2023	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend income from our investment in listed equity securities			$ 9,823	$ 4,768	$ 5,588
UK tax lease liability (note 29)		$ 5,300	0	7,148	(71,739)
Realized and unrealized MTM gains/(losses) on our investment in listed equity securities (note 16)			(62,308)	400,966	(295,777)
Others			0	0	124
Total other non-operating (loss)/income			(52,485)	412,882	(361,804)
Tax settlement with HMRC		66,400
Unrealized gain (loss)			0	350,900	$ 295,800
Marketable security, realized gain (loss)			$ (62,300)	$ 50,100
Stock repurchased during period (in shares)			2,897,034	1,189,653
Exchange Traded
UK tax lease liability (note 29)		$ 1,800
Hilli Common Units
Stock repurchased during period (in shares)	1,230
New Fortress Energy (NFE)
Investment owned (in shares)			0	5,300,000
Investment owned, shares sold (in shares)			1,200,000	13,300,000
Proceeds for shares issued			$ 45,600	$ 625,600
Investment owned, shares disposed (in shares)	4,100,000
Minimum | New Fortress Energy (NFE)
Sale of stock (in USD/NOK per share)			$ 36.90	$ 40.80
Maximum | New Fortress Energy (NFE)
Sale of stock (in USD/NOK per share)			$ 40.38	$ 58.29